Income Taxes - Schedule of Transactions Affecting Valuation Allowance on Deferred Tax Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation Allowance [Line Items]
Write-offs	$ (2.3)
Valuation Allowance of Deferred Tax Assets
Valuation Allowance [Line Items]
Balance, beginning of year	4.9	$ 5.3	$ 5.6
Current year expense (benefit)-net	(1.5)	0.0	0.1
Write-offs	(2.3)	0.0	0.0
Foreign exchange and other	0.1	(0.4)	(0.4)
Balance, end of year	$ 1.2	$ 4.9	$ 5.3